Options Outstanding by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
6.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 6.08
Number of options, outstanding	1
Weighted average remaining contractual life, Outstanding (in years)	1 year 1 month 17 days
Weighted average exercise price, Outstanding	$ 6.08
Number of options, Exercisable	1
Weighted average remaining contractual life, Exercisable (in years)	1 year 1 month 17 days
Weighted average exercise price, Exercisable	$ 6.08
16.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 16.80
Number of options, outstanding	1,579
Weighted average remaining contractual life, Outstanding (in years)	6 months 29 days
Weighted average exercise price, Outstanding	$ 16.80
Number of options, Exercisable	1,579
Weighted average remaining contractual life, Exercisable (in years)	6 months 29 days
Weighted average exercise price, Exercisable	$ 16.80
18.56-21.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 18.56
Exercise price upper range limit	$ 21.95
Number of options, outstanding	290
Weighted average remaining contractual life, Outstanding (in years)	2 years 11 months 23 days
Weighted average exercise price, Outstanding	$ 21.80
Number of options, Exercisable	215
Weighted average remaining contractual life, Exercisable (in years)	2 years 10 months 6 days
Weighted average exercise price, Exercisable	$ 21.74
23.35-24.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 23.35
Exercise price upper range limit	$ 24.01
Number of options, outstanding	3,260
Weighted average remaining contractual life, Outstanding (in years)	2 years 7 days
Weighted average exercise price, Outstanding	$ 23.77
Number of options, Exercisable	3,260
Weighted average remaining contractual life, Exercisable (in years)	2 years 7 days
Weighted average exercise price, Exercisable	$ 23.77
26.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price upper range limit	$ 26.47
Number of options, outstanding	1,100
Weighted average remaining contractual life, Outstanding (in years)	3 years 6 months 26 days
Weighted average exercise price, Outstanding	$ 26.47
Number of options, Exercisable	900
Weighted average remaining contractual life, Exercisable (in years)	3 years 6 months 29 days
Weighted average exercise price, Exercisable	$ 26.47
26.77-29.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.77
Exercise price upper range limit	$ 29.49
Number of options, outstanding	1,903
Weighted average remaining contractual life, Outstanding (in years)	4 years 4 months 17 days
Weighted average exercise price, Outstanding	$ 29.15
Number of options, Exercisable	1,123
Weighted average remaining contractual life, Exercisable (in years)	4 years 5 months 9 days
Weighted average exercise price, Exercisable	$ 29.34
32.31-35.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 32.31
Exercise price upper range limit	$ 35.79
Number of options, outstanding	316
Weighted average remaining contractual life, Outstanding (in years)	4 years 2 months 12 days
Weighted average exercise price, Outstanding	$ 34.73
Number of options, Exercisable	110
Weighted average remaining contractual life, Exercisable (in years)	4 years 2 months 5 days
Weighted average exercise price, Exercisable	$ 34.52
42.85-47.27
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 42.85
Exercise price upper range limit	$ 47.27
Number of options, outstanding	114
Weighted average remaining contractual life, Outstanding (in years)	6 years 3 months 15 days
Weighted average exercise price, Outstanding	$ 45.02
Number of options, Exercisable	12
Weighted average remaining contractual life, Exercisable (in years)	4 years 10 months 10 days
Weighted average exercise price, Exercisable	$ 43.95
51.98-53.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 51.98
Exercise price upper range limit	$ 53.05
Number of options, outstanding	2,060
Weighted average remaining contractual life, Outstanding (in years)	5 years 4 months 17 days
Weighted average exercise price, Outstanding	$ 52.91
Number of options, Exercisable	905
Weighted average remaining contractual life, Exercisable (in years)	5 years 4 months 17 days
Weighted average exercise price, Exercisable	$ 52.97
53.67-55.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 53.67
Exercise price upper range limit	$ 55.95
Number of options, outstanding	2,825
Weighted average remaining contractual life, Outstanding (in years)	6 years 4 months 21 days
Weighted average exercise price, Outstanding	$ 54.49
Number of options, Exercisable	425
Weighted average remaining contractual life, Exercisable (in years)	6 years 5 months 1 day
Weighted average exercise price, Exercisable	$ 53.69
6.08-55.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 55.95
Number of options, outstanding	13,448
Weighted average remaining contractual life, Outstanding (in years)	3 years 10 months 6 days
Weighted average exercise price, Outstanding	$ 35.24
Number of options, Exercisable	8,530
Weighted average remaining contractual life, Exercisable (in years)	2 years 10 months 10 days
Weighted average exercise price, Exercisable	$ 28.20